UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Regis Management Company, LLC
Address:	300 Hamilton Avenue, 4th Floor
		Palo Alto, CA  94301

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert F.X. Burlinson
Title:	Chief Investment Officer
Phone:	(650) 838-1030

Signature, Place and Date of Signing:

	Robert F.X. Burlinson		Palo Alto, CA		February 8, 2006
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name
	29-________________		________________________________________
	[Repeat as necessary.]

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			___________

Form 13F Information Table Entry Total:		39

Form 13F Information Table Value Total:		109,575 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		Form 13F File Number		Name

	____		28-___________			___________________________

	[Repeat as necessary.]
<Page


NAME OF ISSUER             	   TITLE OF      CUSIP             VALUE        SHARES         INV.    OTHER   VOTING AUTH
                           	   CLASS                           X1000                       DISC    MGR         SOLE

Berkshire Hathaway               Common        846701086        2,038              23         Sole                  23
Braskem SA-BRL ADR               Common        105532105        6,889         425,000         Sole             425,000
Burlington Resources             Common        122014103          378           4,390         Sole               4,390
Canadian Superior Energy         Common        136644101        4,813       2,371,100         Sole           2,371,100
Chesapeake Energy Corp           Common        165167107        4,470         140,875         Sole             140,875
Coca-Cola Corp                   Common        191216100          246           6,100         Sole               6,100
Flotek Industries Inc            Common        343389102        1,922         103,036         Sole             103,036
Houston Exploration Corporatio   Common        442120101        3,316          62,800         Sole              62,800
Ishares Trust FTSE Xinhau HK     Common        464287184       12,492         202,727         Sole             202,727
ishares Goldman Sachs Nat Reso   Common        464287374        1,280          14,486         Sole              14,486
Kingsway Financial Service Inc   Common        496904103        5,208         258,700         Sole             258,700
Mercury Interactive Corporatio   Common        589405109        6,225         224,000         Sole             224,000
Microsoft                        Common        594918104          242           9,260         Sole               9,260
Mobile Telesystems OJSC Spon A   Common        607409109        6,158         175,930         Sole             175,930
Occidental Petroleum Corporati   Common        674599105       11,362         142,233         Sole             142,233
Pinnacle Airlines Corporation    Common        723443107        2,467         369,904         Sole             369,904
Plains Exploration & Productio   Common        726505100        2,928          73,700         Sole              73,700
SFBC International Inc           Common        784121105        3,618         226,000         Sole             226,000
3 Com Corp                       Common        885535104        4,979       1,383,000         Sole           1,383,000
Wheeling Pittsburgh Corporatio   Common        963142302        1,848         204,825         Sole             204,825
Vimpel Communications SP ADR     Common        68370R109        1,507          34,067         Sole              34,067
Quadramed Corporation            Common        74730W101          370         257,200         Sole             257,200
LeoPalace21 Corp-JPY             Common        316750000          814          22,400         Sole              22,400
Mizuho Financial Group Inc - J   Common        388578000          644              81         Sole                  81
ATPG Oil & Gas Corp              Common        00208J108        3,557          96,115         Sole              96,115
Concorde Career Colleges Inc     Common        20651H201          858          57,976         Sole              57,976
Encore Acquisition Company       Common        29255W100        2,236          69,800         Sole              69,800
Energy Partners Ltd              Common        29270U105        2,820         129,400         Sole             129,400
Savient Pharmaceuticals Inc      Common        80517Q100        2,494         666,724         Sole             666,724
Templeton Dragon Fund            Common        88018T101        1,985         103,500         Sole             103,500
Aiful Corp - Japan               Common        310504000          439           5,250         Sole               5,250
Daiwa Securities Group Inc Jap   Common        350220000          636          56,000         Sole              56,000
Mitsubishi UFJ Financial Group   Common        390290000          530              39         Sole                  39
Nikko Cordial Corp ORD JPY       Common        367000000          381          24,000         Sole              24,000
Nipponkoa Insurance Co Ltd - J   Common        369320000          450          56,000         Sole              56,000
Credit Saison Co Ltd             Common        327140000          515          10,300         Sole              10,300
Oriflame Cosmetics               Common        680223104        5,472         190,200         Sole             190,200
Quintana Maritime Ltd            Common        Y7169G109          506          49,700         Sole              49,700
Yanzhou Coal Mining Co. Ltd OR   Common        000913124          482         751,200         Sole             751,200




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